Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contract Liabilities [Abstract]
Schedule of Receipts in Advance from Customers

The balance represented the receipts in advance from customers.

	December 31, 2020	December 31, 2019	January 1, 2019
	RMB’000	RMB’000	RMB’000
Deferred revenue
Subscriptions and licensing	13,827	13,294	15,296
Smart music education	11,074	3,191	142
Total contract liabilities	24,901	16,485	15,438
Current	24,314	16,049	14,341
Non-current	587	436	1,097

Schedule of Amount of Revenue Recognised in Respective Reporting Periods that was Included in Contract Liabilities at Beginning of Reporting Period

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	13,874	12,395	10,329